Commitments and contingencies (Unrecorded contractual commitments for purchase of flight equipment) (Details) - Flight Equipment [Member] - Capital Addition Purchase Commitments [Member]
$ in Thousands
	12 Months Ended
	Dec. 31, 2017 USD ($) aircraft
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	$ 6,065,084	[1]
2019	5,723,097	[1]
2020	4,742,181	[1]
2021	3,714,523	[1]
2022	2,405,676	[1]
Thereafter	1,662,286	[1]
Total	$ 24,312,847
Unrecorded number of forward orders | aircraft	426
Unrecorded number of purchase-leaseback transactions | aircraft	12

[1]	Includes commitments to purchase 426 aircraft and 12 purchase and leaseback transactions.